RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Restatement Of Consolidated Financial Statements Tables [Abstract]
Restatement Of Consolidated Financial Statements Tables [Text Block]
Statement of Financial Position
	As of December 31, 2015
	As previously reported	Reclassifications to HFS (see Note 17)	Restatements	Total
		(EUR in millions)

Derivative assets	3,895	(4)	182	4,073
Accrued interest receivable	476	(12)	(239)	225
TOTAL ASSETS	99,932		(57)	99,875

Derivative liabilities	4,641	-	167	4,808
Accounts payable, accrued expenses and other liabilities	2,573	(20)	(224)	2,329
Total liabilities	104,262		(57)	104,205
Total equity and liabilities	99,932		(57)	99,875